Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Shareholders' Capital [Member]	Contributed Surplus [Member]	Accumulated Other Comprehensive Income [Member]	Deficit [Member]	Attributable To Shareholders Of Corporation [Member]	Non-Controlling Interest [Member]
Beginning Balance at Dec. 31, 2023	$ 1,575,662	$ 2,365,129	$ 75,086	$ 147,476	$ (1,012,029)	$ 1,575,662
Net earnings	111,330				111,195	111,195	$ 135
Other comprehensive income (loss)	51,544			51,544		51,544
Share options exercised	686	978	(292)			686
Settlement of Executive Performance and Restricted Share Units	20,367	21,846	(1,479)			20,367
Share repurchases	(86,570)	(86,570)				(86,570)
Redemption of non-management directors share units		346	(346)
Share-based compensation expense	4,588		4,588			4,588
Funding from non-controlling interest	4,392						4,392
Ending Balance at Dec. 31, 2024	1,681,999	2,301,729	77,557	199,020	(900,834)	1,677,472	4,527
Net earnings	3,094				1,842	1,842	1,252
Other comprehensive income (loss)	(34,000)			(34,000)		(34,000)
Share options exercised	418	599	(181)			418
Settlement of Executive Performance and Restricted Share Units	8,861	11,651	(2,790)			8,861
Distributions to non-controlling interest	(960)						(960)
Share repurchases	(76,857)	(76,857)				(76,857)
Redemption of non-management directors share units	785	1,644	(859)			785
Share-based compensation expense	5,543		5,543			5,543
Ending Balance at Dec. 31, 2025	$ 1,588,883	$ 2,238,766	$ 79,270	$ 165,020	$ (898,992)	$ 1,584,064	$ 4,819